Fair value measurements and the fair value option - Schedule of Changes in the fair value resulting from changes in the instrument-specific credit risk (Detail) $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Balance at July 1, 2022	$ 12,342
Change due to payment of principal and interest	(1,629)
Change in credit risk	523
Change in time to maturity, stock price and Risk-Free Rates	730
FX Impact	12
Balance at September 30, 2022	$ 11,978